Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 96.2%
Security	Shares	Value
Aerospace & Defense — 1.1%
Huntington Ingalls Industries, Inc.(1)	26,580	$ 5,887,470
		$ 5,887,470
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(1)	26,226	$ 2,525,826
		$ 2,525,826
Auto Components — 0.6%
Aptiv PLC(1)(2)	41,915	$ 3,278,172
		$ 3,278,172
Automobiles — 1.0%
Tesla, Inc.(1)(2)	20,553	$ 5,451,683
		$ 5,451,683
Banks — 5.8%
Bank of America Corp.(1)	237,414	$ 7,169,903
JPMorgan Chase & Co.(1)	46,859	4,896,765
M&T Bank Corp.(1)	50,163	8,844,740
Wells Fargo & Co.(1)	243,921	9,810,503
		$ 30,721,911
Beverages — 2.5%
PepsiCo, Inc.	81,626	$ 13,326,261
		$ 13,326,261
Biotechnology — 1.2%
AbbVie, Inc.(1)	49,269	$ 6,612,392
		$ 6,612,392
Capital Markets — 2.6%
Charles Schwab Corp. (The)(1)	97,345	$ 6,996,185
Goldman Sachs Group, Inc. (The)(1)	23,491	6,884,038
		$ 13,880,223
Chemicals — 2.3%
FMC Corp.(1)	56,227	$ 5,943,194
Linde PLC(1)	22,491	6,063,349
		$ 12,006,543
Security	Shares	Value
Commercial Services & Supplies — 1.4%
Waste Management, Inc.(1)	46,563	$ 7,459,858
		$ 7,459,858
Containers & Packaging — 0.7%
Packaging Corp. of America(1)	31,154	$ 3,498,283
		$ 3,498,283
Electric Utilities — 2.1%
Constellation Energy Corp.(1)	61,891	$ 5,148,713
NextEra Energy, Inc.(1)	73,908	5,795,126
		$ 10,943,839
Electrical Equipment — 2.6%
AMETEK, Inc.(1)	56,455	$ 6,402,561
Eaton Corp. PLC(1)	55,036	7,339,601
		$ 13,742,162
Energy Equipment & Services — 0.4%
Halliburton Co.(1)	87,949	$ 2,165,304
		$ 2,165,304
Entertainment — 0.6%
Live Nation Entertainment, Inc.(1)(2)	40,723	$ 3,096,577
		$ 3,096,577
Equity Real Estate Investment Trusts (REITs) — 2.1%
EastGroup Properties, Inc.(1)	40,117	$ 5,790,488
Mid-America Apartment Communities, Inc.(1)	35,032	5,432,412
		$ 11,222,900
Food Products — 1.9%
Hershey Co. (The)	14,172	$ 3,124,501
Mondelez International, Inc., Class A(1)	129,174	7,082,610
		$ 10,207,111
Health Care Equipment & Supplies — 0.8%
Zimmer Biomet Holdings, Inc.(1)	39,916	$ 4,173,218
		$ 4,173,218
Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc.(1)	26,024	$ 13,143,161
		$ 13,143,161
Hotels, Restaurants & Leisure — 2.0%
Hilton Worldwide Holdings, Inc.(1)	37,187	$ 4,485,496

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	73,171	$ 6,165,388
		$ 10,650,884
Household Products — 1.8%
Procter & Gamble Co. (The)(1)	76,482	$ 9,655,852
		$ 9,655,852
Insurance — 2.2%
American International Group, Inc.(1)	124,577	$ 5,914,916
Arch Capital Group, Ltd.(1)(2)	68,686	3,127,961
Reinsurance Group of America, Inc.	20,846	2,622,635
		$ 11,665,512
Interactive Media & Services — 4.8%
Alphabet, Inc., Class C(1)(2)	262,910	$ 25,278,796
		$ 25,278,796
Internet & Direct Marketing Retail — 4.3%
Amazon.com, Inc.(1)(2)	200,637	$ 22,671,981
		$ 22,671,981
IT Services — 5.1%
Accenture PLC, Class A(1)	35,364	$ 9,099,157
Automatic Data Processing, Inc.(1)	33,153	7,498,877
Mastercard, Inc., Class A(1)	35,766	10,169,705
		$ 26,767,739
Life Sciences Tools & Services — 3.1%
Danaher Corp.(1)	36,433	$ 9,410,280
Thermo Fisher Scientific, Inc.(1)	14,360	7,283,248
		$ 16,693,528
Machinery — 0.5%
Westinghouse Air Brake Technologies Corp.(1)	34,993	$ 2,846,681
		$ 2,846,681
Multiline Retail — 2.1%
Dollar Tree, Inc.(2)	31,917	$ 4,343,904
Target Corp.(1)	44,041	6,535,244
		$ 10,879,148
Multi-Utilities — 1.0%
CMS Energy Corp.(1)	93,444	$ 5,442,179
		$ 5,442,179
Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.(1)	74,476	$ 10,699,967
ConocoPhillips(1)	61,032	6,246,015
EOG Resources, Inc.(1)	48,483	5,417,006
Pioneer Natural Resources Co.(1)	16,357	3,541,781
		$ 25,904,769
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A(1)	14,745	$ 3,183,445
		$ 3,183,445
Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.(1)	115,521	$ 8,212,388
Eli Lilly & Co.(1)	37,968	12,276,953
Novo Nordisk A/S ADR(1)	44,208	4,404,443
Pfizer, Inc.(1)	206,048	9,016,660
Zoetis, Inc.(1)	24,679	3,659,649
		$ 37,570,093
Road & Rail — 1.4%
CSX Corp.(1)	132,791	$ 3,537,552
Uber Technologies, Inc.(1)(2)	147,591	3,911,162
		$ 7,448,714
Semiconductors & Semiconductor Equipment — 3.3%
Micron Technology, Inc.	96,689	$ 4,844,119
NVIDIA Corp.(1)	16,811	2,040,687
QUALCOMM, Inc.(1)	47,703	5,389,485
Texas Instruments, Inc.(1)	33,311	5,155,877
		$ 17,430,168
Software — 9.8%
Intuit, Inc.(1)	16,655	$ 6,450,815
Microsoft Corp.(1)	165,347	38,509,316
Salesforce, Inc.(1)(2)	46,740	6,723,081
		$ 51,683,212
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.(1)	282,099	$ 38,986,082
		$ 38,986,082
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings, Ltd.(1)(2)	85,764	$ 3,296,768
		$ 3,296,768

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 1.5%
T-Mobile US, Inc.(1)(2)	60,317	$ 8,092,732
		$ 8,092,732
Total Common Stocks (identified cost $401,051,434)		$509,491,177

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(3)	6,734,948	$ 6,734,948
Total Short-Term Investments (identified cost $6,734,948)		$ 6,734,948
Total Purchased Put Options — 3.0% (identified cost $4,642,728)		$ 15,817,095
Total Investments — 100.5% (identified cost $412,429,110)		$532,043,220
Total Written Call Options — (0.1)% (premiums received $5,010,877)		$ (789,268)
Other Assets, Less Liabilities — (0.4)%		$ (1,818,959)
Net Assets — 100.0%		$529,434,993
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.

Purchased Put Options (Exchange-Traded) — 3.0%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	113	$40,517,506	$3,700	10/3/22	$ 1,250,910
S&P 500 Index	112	40,158,944	3,700	10/5/22	1,330,000
S&P 500 Index	110	39,441,820	3,830	10/7/22	2,657,600
S&P 500 Index	109	39,083,258	3,860	10/10/22	2,950,085
S&P 500 Index	112	40,158,944	3,700	10/12/22	1,557,920
S&P 500 Index	114	40,876,068	3,610	10/14/22	1,080,150
S&P 500 Index	114	40,876,068	3,650	10/17/22	1,360,020
S&P 500 Index	112	40,158,944	3,650	10/19/22	1,399,440
S&P 500 Index	115	41,234,630	3,450	10/21/22	595,700
S&P 500 Index	114	40,876,068	3,450	10/24/22	615,030
S&P 500 Index	115	41,234,630	3,400	10/26/22	531,300
S&P 500 Index	116	41,593,192	3,380	10/28/22	488,940
Total					$15,817,095

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	113	$40,517,506	$4,050	10/3/22	$ (283)
S&P 500 Index	112	40,158,944	4,100	10/5/22	(280)
S&P 500 Index	110	39,441,820	4,200	10/7/22	(550)
S&P 500 Index	109	39,083,258	4,300	10/10/22	(545)
S&P 500 Index	112	40,158,944	4,110	10/12/22	(1,960)
S&P 500 Index	114	40,876,068	4,020	10/14/22	(10,830)
S&P 500 Index	114	40,876,068	4,000	10/17/22	(17,670)
S&P 500 Index	112	40,158,944	4,050	10/19/22	(14,280)
S&P 500 Index	115	41,234,630	3,880	10/21/22	(120,175)
S&P 500 Index	114	40,876,068	3,850	10/24/22	(180,120)
S&P 500 Index	115	41,234,630	3,900	10/26/22	(129,375)
S&P 500 Index	116	41,593,192	3,820	10/28/22	(313,200)
Total					$(789,268)
Abbreviations:
ADR	– American Depositary Receipt
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $6,734,948, which represents 1.3% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$4,018,093	$47,769,081	$(51,786,602)	$(572)	$ —	$ —	$1,685	—
Liquidity Fund	—	75,100,960	(68,366,012)	—	—	6,734,948	42,214	6,734,948
Total				$(572)	$ —	$6,734,948	$43,899

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$509,491,177	$ —	$ —	$509,491,177
Short-Term Investments	6,734,948	—	—	6,734,948
Purchased Put Options	15,817,095	—	—	15,817,095
Total Investments	$532,043,220	$ —	$ —	$532,043,220
Liability Description
Written Call Options	$ (789,268)	$ —	$ —	$ (789,268)
Total	$ (789,268)	$ —	$ —	$ (789,268)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.